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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 33-33530


                         SUPPLEMENT TO THE PROSPECTUS OF
               MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND
                           DATED DECEMBER 29, 2000

   Under the section entitled "Additional Investment Strategy Information" in the Prospectus, the following sentence is hereby added after the second sentence of the second paragraph (i.e., the paragraph entitled "Forward Currency Contracts and Options on Currencies"):

    The Fund may also use forward currency contracts to modify the portfolio's exposure to various currency markets.

February 21, 2001